UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Balanced Fund

Investor Class (RPBAX)

This annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - Investor Class	$58	0.55%

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024, while fixed income markets were mixed. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions. U.S. taxable investment-grade bonds produced positive returns in 2024. U.S. Treasury bill yields declined, as the Federal Reserve reduced the fed funds target rate by 50 basis points in mid-September and by an additional 50 basis points in the fourth quarter.

   Versus the Morningstar Moderate Target Risk Index, security selection within U.S. large-cap growth stocks contributed to relative results. The fund’s greater exposure to U.S large-caps compared to small- and mid-caps was also additive during a period of stronger performance for large-caps.

  Conversely, an overweight allocation to real assets equities was detrimental to relative results, as this sector lagged broader global equities over the trailing 12 months. Unfavorable security selection within high yield bonds also detracted.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,293	10,231	10,137
2015	10,283	10,266	10,115
2015	9,705	9,296	9,596
2015	10,065	9,764	9,821
2016	10,112	9,787	10,032
2016	10,240	9,884	10,273
2016	10,667	10,408	10,622
2016	10,661	10,531	10,663
2017	11,228	11,259	11,109
2017	11,695	11,740	11,398
2017	12,141	12,348	11,785
2017	12,580	13,056	12,225
2018	12,575	12,931	12,115
2018	12,695	13,000	12,187
2018	13,009	13,555	12,495
2018	11,961	11,827	11,644
2019	13,102	13,267	12,655
2019	13,541	13,746	13,050
2019	13,694	13,742	13,170
2019	14,442	14,973	13,859
2020	12,346	11,774	12,005
2020	14,197	14,036	13,534
2020	15,063	15,178	14,184
2020	16,545	17,406	15,636
2021	17,068	18,202	15,975
2021	17,981	19,548	16,771
2021	17,993	19,342	16,658
2021	18,755	20,633	17,230
2022	17,690	19,527	16,336
2022	15,456	16,469	14,484
2022	14,562	15,346	13,626
2022	15,518	16,844	14,684
2023	16,419	18,075	15,319
2023	17,209	19,191	15,699
2023	16,700	18,538	15,183
2023	18,309	20,584	16,626
2024	19,411	22,271	17,276
2024	19,792	22,910	17,322
2024	20,880	24,425	18,530
2024	20,477	24,183	18,000

202501-4140694, 202502-4108138

F68-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Balanced Fund (Investor Class)	11.84%	7.23%	7.43%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
Morningstar Moderate Target Risk Index (Strategy Benchmark)	8.27	5.37	6.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,599,799
  Number of Portfolio Holdings1,589
  Investment Advisory Fees Paid (000s)$17,720
  Portfolio Turnover Rate39.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.3
U.S. Government & Agency Mortgage-Backed Securities	8.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
Bond Mutual Funds	5.2
Equity Mutual Funds	4.2
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.3
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.4%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
NVIDIA	2.8
Microsoft	2.6
Apple	2.6
U.S. Treasury Bonds	2.5
Amazon.com	1.9
Government National Mortgage Assn.	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Balanced Fund

Investor Class (RPBAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Balanced Fund

I Class (RBAIX)

This annual shareholder report contains important information about Balanced Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund - I Class	$45	0.42%

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024, while fixed income markets were mixed. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. However, many markets surrendered some of their gains in the fourth quarter amid rising geopolitical tensions. U.S. taxable investment-grade bonds produced positive returns in 2024. U.S. Treasury bill yields declined, as the Federal Reserve reduced the fed funds target rate by 50 basis points in mid-September and by an additional 50 basis points in the fourth quarter.

   Versus the Morningstar Moderate Target Risk Index, security selection within U.S. large-cap growth stocks contributed to relative results. The fund’s greater exposure to U.S large-caps compared to small- and mid-caps was also additive during a period of stronger performance for large-caps.

  Conversely, an overweight allocation to real assets equities was detrimental to relative results, as this sector lagged broader global equities over the trailing 12 months. Unfavorable security selection within high yield bonds also detracted.

  The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities. It normally invests approximately 65% of total assets in U.S. and foreign common stocks and 35% in fixed income securities.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	500,934	502,118	501,822
3/31/16	503,506	503,314	512,595
6/30/16	510,144	508,291	524,917
9/30/16	531,633	535,240	542,779
12/31/16	531,541	541,606	544,831
3/31/17	560,074	579,021	567,638
6/30/17	583,597	603,764	582,415
9/30/17	606,095	635,052	602,199
12/31/17	628,276	671,440	624,692
3/31/18	628,040	664,984	619,034
6/30/18	634,285	668,532	622,734
9/30/18	650,210	697,125	638,441
12/31/18	597,824	608,228	594,977
3/31/19	655,417	682,281	646,617
6/30/19	677,380	706,924	666,848
9/30/19	685,302	706,741	672,978
12/31/19	723,032	770,001	708,178
3/31/20	618,123	605,489	613,430
6/30/20	711,142	721,857	691,536
9/30/20	754,785	780,546	724,757
12/31/20	829,097	895,164	798,978
3/31/21	855,589	936,085	816,308
6/30/21	901,693	1,005,293	856,964
9/30/21	902,597	994,694	851,188
12/31/21	941,147	1,061,104	880,395
3/31/22	888,043	1,004,220	834,721
6/30/22	776,175	846,954	740,083
9/30/22	731,340	789,194	696,273
12/31/22	779,995	866,243	750,318
3/31/23	825,202	929,529	782,772
6/30/23	865,213	986,948	802,186
9/30/23	839,905	953,367	775,831
12/31/23	921,191	1,058,565	849,539
3/31/24	976,982	1,145,328	882,770
6/30/24	996,476	1,178,191	885,108
9/30/24	1,051,691	1,256,115	946,834
12/31/24	1,031,743	1,243,694	919,770

202501-4140694, 202502-4108138

F424-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Balanced Fund (I Class)	12.00%	7.37%	8.34%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	10.61
Morningstar Moderate Target Risk Index (Strategy Benchmark)	8.27	5.37	6.98

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,599,799
  Number of Portfolio Holdings1,589
  Investment Advisory Fees Paid (000s)$17,720
  Portfolio Turnover Rate39.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	61.3%
Corporate Bonds	8.3
U.S. Government & Agency Mortgage-Backed Securities	8.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.9
Bond Mutual Funds	5.2
Equity Mutual Funds	4.2
Asset-Backed Securities	1.5
Non-U.S. Government Mortgage-Backed Securities	1.3
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	5.4%
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.7
T. Rowe Price Real Assets Fund - I Class	4.2
Federal National Mortgage Assn.	4.0
NVIDIA	2.8
Microsoft	2.6
Apple	2.6
U.S. Treasury Bonds	2.5
Amazon.com	1.9
Government National Mortgage Assn.	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Balanced Fund

I Class (RBAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$34,808
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPBAX Balanced Fund
RBAIX Balanced Fund–
.
I Class

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 25.22 $ 22.22 $ 28.20 $ 27.24 $ 24.94
Investment activities
Net investment income
(1)(2)
0.55 0.51 0.43 0.37 0.40
Net realized and unrealized
gain/loss 2.42 3.45 (5.29) 3.22 3.15
Total from investment
activities 2.97 3.96 (4.86) 3.59 3.55
Distributions
Net investment income (0.58) (0.52) (0.44) (0.38) (0.41)
Net realized gain (1.33) (0.44) (0.68) (2.25) (0.84)
Total distributions (1.91) (0.96) (1.12) (2.63) (1.25)
NET ASSET VALUE
End of period $ 26.28 $ 25.22 $ 22.22 $ 28.20 $ 27.24
Ratios/Supplemental Data
Total return
(2)(3)
11.84% 17.99% (17.26)% 13.36% 14.57%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.60% 0.60% 0.61% 0.57% 0.58%
Net expenses after waivers/
payments by Price Associates 0.55% 0.55% 0.57% 0.53% 0.55%
Net investment income 2.06% 2.15% 1.74% 1.27% 1.63%
Portfolio turnover rate 39.2% 40.9% 97.7% 91.9% 75.7%
Net assets, end of period (in
millions) $2,484 $2,490 $2,318 $4,224 $4,087
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 25.20 $ 22.21 $ 28.20 $ 27.23 $ 24.94
Investment activities
Net investment income
(1)(2)
0.59 0.54 0.49 0.41 0.43
Net realized and unrealized
gain/loss 2.42 3.44 (5.31) 3.22 3.14
Total from investment
activities 3.01 3.98 (4.82) 3.63 3.57
Distributions
Net investment income (0.62) (0.55) (0.49) (0.41) (0.44)
Net realized gain (1.33) (0.44) (0.68) (2.25) (0.84)
Total distributions (1.95) (0.99) (1.17) (2.66) (1.28)
NET ASSET VALUE
End of period $ 26.26 $ 25.20 $ 22.21 $ 28.20 $ 27.23
Ratios/Supplemental Data
Total return
(2)(3)
12.00% 18.10% (17.12)% 13.51% 14.67%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.47% 0.47% 0.47% 0.45% 0.46%
Net expenses after
waivers/payments by Price
Associates 0.42% 0.42% 0.43% 0.41% 0.43%
Net investment income 2.20% 2.28% 2.02% 1.39% 1.74%
Portfolio turnover rate 39.2% 40.9% 97.7% 91.9% 75.7%
Net assets, end of period (in
millions) $2,116 $1,889 $1,669 $1,173 $871
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Balanced Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.5%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 2,026
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.669%, 12/26/31 (1) 178,056 178
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 149,999 147
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,195
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  735,000 741
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 587
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 106
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  400,000 402
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,599
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 195,000 197
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 237
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 3,420,000 3,388
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 2,715,000 2,729
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 520,000 519
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,221

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  1,800,000 1,787
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 630,715 605
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,164,698 1,091
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,457,752 1,318
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 395,183 403
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 317,735 322
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 1,385,000 1,394
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 156
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 110
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 455,000 456
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 666
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,619
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 2,565,000 2,575
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,244
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 2,175,000 2,175

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,672,363 1,708
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 630,000 631
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 191,602 194
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.202%, 4/22/37 (1) 720,000 723
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 1,160,000 1,164
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 279,885 276
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 49,750 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.406%, 1/15/36 (1) 1,075,000 1,081
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.946%, 10/15/32 (1) 1,205,000 1,206
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 422,654 412
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 377,945 369
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 249,218 229
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 167
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.792%, 1/20/39 (1) 415,000 415
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 1,910,000 1,912

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 870,000 869
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 1,405,000 1,411
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A4
4.26%, 9/20/30 (1) 790,000 784
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 129,874 131
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/17/41 (1) 2,505,000 2,297
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 345,000 314
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 416,006 418
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  4,100,000 4,025
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 4,300,000 4,220
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3
4.62%, 11/15/28  800,000 799
Santander Drive Auto Receivables Trust
Series 2024-5, Class B
4.63%, 8/15/29  900,000 896
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 180,000 181
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 175,000 176
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 395
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 400,000 409

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,555,686 1,397
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 2,220,000 2,235
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 246,209 242
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 673,837 625
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,403,809 1,245
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  585,000 593
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,685 (2) 1,685,000 1,685
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 133,853 136
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 317,110 322
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 170,000 172
Total Asset-Backed Securities (Cost $69,412) 68,705
BOND MUTUAL FUNDS  5.2%
T. Rowe Price Inflation Protected Bond Fund - I Class,
3.22% (3)(4) 2,211,631 22,426
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.73% (3)(4) 27,701,490 216,903
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.91% (3)(4) 102,720 474
Total Bond Mutual Funds (Cost $256,228) 239,803

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  61.3%
COMMUNICATION SERVICES  4.9%
Diversified Telecommunication Services  0.4%
AT&T  19,531 445
BT Group (GBP) (5) 2,927,022 5,276
KT (KRW)  131,837 3,923
Nippon Telegraph & Telephone (JPY)  8,780,100 8,770
18,414
Entertainment  0.5%
Netflix (6) 22,694 20,228
Sea, ADR (6) 20,691 2,195
Spotify Technology (6) 1,400 627
Walt Disney  12,800 1,425
24,475
Interactive Media & Services  3.2%
Alphabet, Class A  106,572 20,174
Alphabet, Class C  304,061 57,906
LY (JPY)  754,600 1,995
Meta Platforms, Class A  101,705 59,549
NAVER (KRW)  24,952 3,330
Pinterest, Class A (6) 19,700 571
Tencent Holdings (HKD)  38,200 2,039
145,564
Media  0.4%
Charter Communications, Class A (6) 4,700 1,611
Comcast, Class A  212,511 7,975
CyberAgent (JPY)  379,100 2,609
WPP (GBP)  598,871 6,173
18,368
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  81,764 18,048
18,048
Total Communication Services 224,869
CONSUMER DISCRETIONARY  7.0%
Automobile Components  0.4%
Autoliv, SDR (SEK)  48,151 4,484
Denso (JPY)  365,000 5,032
Dowlais Group (GBP)  1,184,819 996
Magna International (5) 92,604 3,870

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stanley Electric (JPY)  103,800 1,702
16,084
Automobiles  1.2%
Subaru (JPY)  106,500 1,892
Suzuki Motor (JPY)  357,700 4,008
Tesla (6) 91,685 37,026
Toyota Motor (JPY)  546,800 10,677
53,603
Broadline Retail  2.1%
Alibaba Group Holding, ADR  17,123 1,452
Amazon.com (6) 394,517 86,553
Isetan Mitsukoshi Holdings (JPY)  243,600 4,183
Next (GBP)  52,285 6,202
98,390
Hotels, Restaurants & Leisure  1.3%
Airbnb, Class A (6) 1,577 207
Amadeus IT Group (EUR)  71,314 5,034
Booking Holdings  2,988 14,845
Chipotle Mexican Grill (6) 127,509 7,689
Compass Group (GBP)  313,461 10,430
Domino's Pizza  858 360
DoorDash, Class A (6) 14,759 2,476
Hilton Worldwide Holdings  4,756 1,175
Las Vegas Sands  18,590 955
Marriott International, Class A  4,588 1,280
McDonald's  41,536 12,041
Norwegian Cruise Line Holdings (6) 12,482 321
Royal Caribbean Cruises  5,579 1,287
Starbucks  5,161 471
Wingstop  1,151 327
Wynn Resorts  3,504 302
59,200
Household Durables  0.4%
NVR (6) 190 1,554
Panasonic Holdings (JPY)  475,100 4,856
Persimmon (GBP)  161,305 2,409
Sony Group (JPY)  461,200 9,720
18,539
Specialty Retail  1.2%
AutoZone (6) 2,624 8,402
Bath & Body Works  4,441 172

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Burlington Stores (6) 2,476 706
Carvana (6) 55,004 11,186
Home Depot  28,770 11,191
Kingfisher (GBP)  1,633,519 5,078
Lowe's  7,282 1,797
O'Reilly Automotive (6) 1,057 1,253
Ross Stores  60,003 9,077
TJX  35,258 4,259
Tractor Supply  62,505 3,316
Ulta Beauty (6) 714 311
56,748
Textiles, Apparel & Luxury Goods  0.4%
Cie Financiere Richemont, Class A (CHF)  29,412 4,449
Deckers Outdoor (6) 2,600 528
Kering (EUR)  9,910 2,448
Lululemon Athletica (6) 7,082 2,708
Moncler (EUR)  75,821 4,003
NIKE, Class B  5,127 388
Samsonite International (HKD)  768,000 2,118
Tapestry  13,673 893
17,535
Total Consumer Discretionary 320,099
CONSUMER STAPLES  3.8%
Beverages  0.8%
Coca-Cola  189,184 11,779
Constellation Brands, Class A  2,285 505
Diageo (GBP)  165,882 5,271
Heineken (EUR)  71,609 5,103
Keurig Dr Pepper  309,453 9,940
Kirin Holdings (JPY) (5) 123,200 1,600
Monster Beverage (6) 6,444 339
PepsiCo  17,870 2,717
37,254
Consumer Staples Distribution & Retail  0.7%
Costco Wholesale  6,014 5,510
Dollar General  11,472 870
Dollar Tree (6) 30,092 2,255
Seven & i Holdings (JPY)  502,700 7,881
Sysco  2,379 182
Target  6,535 883
Walmart  162,070 14,643

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Welcia Holdings (JPY)  66,900 872
33,096
Food Products  0.6%
Barry Callebaut (CHF) (5) 1,094 1,457
Lamb Weston Holdings  1,800 120
Mondelez International, Class A  81,437 4,864
Nestle (CHF)  202,812 16,639
Wilmar International (SGD)  1,739,800 3,949
27,029
Household Products  0.6%
Clorox  3,000 487
Colgate-Palmolive  123,163 11,197
Kimberly-Clark  4,825 632
Procter & Gamble  91,902 15,408
27,724
Personal Care Products  1.0%
Kenvue  919,488 19,631
L'Oreal (EUR)  16,934 5,995
Puig Brands, Class B (EUR) (6) 88,485 1,631
Unilever (GBP)  292,801 16,637
43,894
Tobacco  0.1%
Altria Group  13,058 683
Philip Morris International  32,775 3,944
4,627
Total Consumer Staples 173,624
ENERGY  2.5%
Energy Equipment & Services  0.3%
Schlumberger  265,040 10,162
TechnipFMC  59,500 1,722
11,884
Oil, Gas & Consumable Fuels  2.2%
Chevron  73,847 10,696
ConocoPhillips  126,531 12,548
Diamondback Energy  35,827 5,870
EOG Resources  10,658 1,306
EQT  134,382 6,196
Equinor (NOK)  374,381 8,880
Expand Energy  26,485 2,637
Exxon Mobil  153,687 16,532
Hess  1,916 255

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marathon Petroleum  7,207 1,005
Phillips 66  35,689 4,066
Range Resources  235,437 8,471
Shell, ADR  129,936 8,141
Suncor Energy  7,569 270
Targa Resources  6,160 1,100
Texas Pacific Land  300 332
TotalEnergies (EUR)  198,061 11,035
Valero Energy  7,401 907
Williams  54,362 2,942
103,189
Total Energy 115,073
FINANCIALS  10.8%
Banks  3.4%
ANZ Group Holdings (AUD)  202,633 3,570
Bank of America  468,071 20,572
Citigroup  103,147 7,261
DBS Group Holdings (SGD)  173,600 5,563
DNB Bank (NOK)  486,717 9,717
Fifth Third Bancorp  19,797 837
HDFC Bank (INR)  249,614 5,162
Huntington Bancshares  176,114 2,865
ING Groep (EUR)  565,148 8,857
Intesa Sanpaolo (EUR)  1,086,239 4,357
JPMorgan Chase  135,870 32,569
KeyCorp  241,581 4,141
Mitsubishi UFJ Financial Group (JPY)  712,000 8,312
National Bank of Canada (CAD)  83,285 7,592
Popular  3,400 320
Skandinaviska Enskilda Banken, Class A (SEK)  243,657 3,339
Societe Generale (EUR)  106,990 3,003
Standard Chartered (GBP)  548,508 6,753
Sumitomo Mitsui Trust Group (JPY)  117,308 2,740
Truist Financial  5,386 234
UniCredit (EUR)  134,609 5,391
United Overseas Bank (SGD)  287,900 7,646
Wells Fargo  41,489 2,914
Western Alliance Bancorp  4,063 339
154,054
Capital Markets  1.6%
Ares Management, Class A  4,625 819
Bank of New York Mellon  14,793 1,137

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blackrock  1,834 1,880
Blackstone  3,461 597
Bridgepoint Group (GBP)  706,060 3,158
Brookfield (CAD)  106,467 6,119
Cboe Global Markets  2,463 481
Charles Schwab  225,611 16,698
CME Group  29,480 6,846
CVC Capital Partners (EUR) (6) 178,368 3,944
Goldman Sachs Group  15,555 8,907
Julius Baer Group (CHF)  88,765 5,758
KKR  11,683 1,728
Macquarie Group (AUD)  33,008 4,514
Moody's  800 379
Morgan Stanley  38,742 4,871
MSCI  212 127
S&P Global  9,703 4,832
State Street  9,000 883
TPG  6,500 408
Tradeweb Markets, Class A  5,022 658
74,744
Consumer Finance  0.3%
American Express  41,162 12,216
Capital One Financial  4,000 713
Synchrony Financial  14,100 917
13,846
Financial Services  2.8%
Adyen (EUR) (6) 2,245 3,336
Apollo Global Management  7,697 1,271
Berkshire Hathaway, Class B (6) 68,719 31,149
Block (6) 4,800 408
Challenger (AUD)  332,393 1,234
Corebridge Financial  213,516 6,391
Corpay (6) 19,660 6,653
Edenred (EUR)  61,311 2,016
Equitable Holdings  20,449 965
Fiserv (6) 94,797 19,473
Global Payments  9,628 1,079
Mastercard, Class A  41,358 21,778
Mitsubishi HC Capital (JPY)  307,800 2,028
Visa, Class A  102,050 32,252
Voya Financial  12,434 856
130,889

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.6%
AIA Group (HKD)  726,000 5,215
Allstate  42,806 8,253
American International Group  22,036 1,604
AXA (EUR)  377,350 13,430
Axis Capital Holdings  4,644 411
Chubb  46,441 12,832
Definity Financial (CAD)  75,609 3,074
Great-West Lifeco (CAD)  90,015 2,985
Hartford Financial Services Group  12,224 1,337
Mandatum (EUR)  412,976 1,921
Marsh & McLennan  20,632 4,382
MetLife  55,340 4,531
Muenchener Rueckversicherungs-Gesellschaft (EUR)  30,442 15,389
Progressive  11,401 2,732
RenaissanceRe Holdings  3,913 974
Sampo, Class A (EUR)  158,103 6,458
Storebrand (NOK)  520,374 5,549
Sun Life Financial (CAD)  83,950 4,985
Tokio Marine Holdings (JPY)  300,700 10,792
Travelers  28,878 6,956
Zurich Insurance Group (CHF)  10,626 6,320
120,130
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  215,316 3,940
3,940
Total Financials 497,603
HEALTH CARE  7.1%
Biotechnology  0.5%
AbbVie  20,821 3,700
Amgen  6,499 1,694
Argenx, ADR (6) 7,973 4,903
BeiGene, ADR (6) 2,800 517
Biogen (6) 4,642 710
Genmab (DKK) (6) 11,381 2,377
Gilead Sciences  13,062 1,206
Regeneron Pharmaceuticals (6) 9,083 6,470
Vertex Pharmaceuticals (6) 2,428 978
22,555
Health Care Equipment & Supplies  1.3%
Abbott Laboratories  10,022 1,134
Alcon (CHF)  45,233 3,835

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  28,044 6,362
Boston Scientific (6) 16,657 1,488
Cooper (6) 7,800 717
Edwards Lifesciences (6) 10,200 755
Elekta, Class B (SEK)  364,500 2,013
EssilorLuxottica (EUR)  22,178 5,410
GE HealthCare Technologies  28,249 2,209
Intuitive Surgical (6) 26,234 13,693
Koninklijke Philips (EUR) (6) 271,255 6,871
Medtronic  9,339 746
Siemens Healthineers (EUR)  135,296 7,145
Stryker  15,976 5,752
Zimmer Biomet Holdings  12,291 1,298
59,428
Health Care Providers & Services  1.6%
Cencora  47,508 10,674
Cigna Group  18,153 5,013
CVS Health  12,600 566
Elevance Health  40,510 14,944
HCA Healthcare  5,259 1,579
Humana  6,441 1,634
McKesson  2,050 1,168
Molina Healthcare (6) 9,110 2,651
Quest Diagnostics  4,800 724
Tenet Healthcare (6) 50,745 6,406
UnitedHealth Group  57,922 29,300
74,659
Life Sciences Tools & Services  0.8%
Danaher  48,683 11,175
ICON (6) 1,695 356
Mettler-Toledo International (6) 877 1,073
Repligen (6) 5,116 736
Revvity  64,956 7,250
Thermo Fisher Scientific  30,291 15,758
36,348
Pharmaceuticals  2.9%
Astellas Pharma (JPY)  387,600 3,764
AstraZeneca, ADR  367,225 24,061
Bayer (EUR)  98,640 1,970
Bristol-Myers Squibb  6,894 390
Chugai Pharmaceutical (JPY)  97,500 4,298
Eli Lilly  42,221 32,595

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson & Johnson  72,164 10,436
Merck  26,806 2,667
Novartis (CHF)  119,946 11,678
Novo Nordisk, Class B (DKK)  127,066 10,963
Pfizer  40,770 1,082
Roche Holding (CHF)  40,669 11,371
Sanofi (EUR)  128,661 12,507
Sanofi, ADR  11,900 574
Shionogi (JPY)  113,600 1,593
Viatris  74,282 925
Zoetis  1,769 288
131,162
Total Health Care 324,152
INDUSTRIALS & BUSINESS SERVICES  6.4%
Aerospace & Defense  1.2%
Boeing (6) 47,748 8,451
General Dynamics  16,971 4,472
General Electric  71,646 11,950
Howmet Aerospace  8,965 981
L3Harris Technologies  29,572 6,218
Lockheed Martin  689 335
Melrose Industries (GBP)  978,383 6,761
Northrop Grumman  11,388 5,344
RTX  8,089 936
Safran (EUR)  36,321 7,958
TransDigm Group  2,030 2,573
55,979
Air Freight & Logistics  0.0%
FedEx  2,564 721
721
Building Products  0.1%
Carrier Global  14,174 968
Johnson Controls International  7,505 592
Owens Corning  12,600 2,146
Trane Technologies  2,990 1,104
Trex (6) 1,000 69
4,879
Commercial Services & Supplies  0.4%
Cintas  13,152 2,403
Copart (6) 13,492 774
Element Fleet Management (CAD)  421,764 8,527

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic Services  29,567 5,948
Veralto  4,598 469
Waste Connections  3,317 569
Waste Management  3,738 754
19,444
Construction & Engineering  0.1%
Worley (AUD)  416,461 3,521
3,521
Electrical Equipment  1.2%
ABB (CHF)  203,568 10,992
AMETEK  55,454 9,996
Emerson Electric  5,292 656
GE Vernova  11,146 3,666
Hubbell  2,430 1,018
Legrand (EUR)  66,898 6,507
Mitsubishi Electric (JPY)  403,400 6,812
Prysmian (EUR)  140,449 8,988
Rockwell Automation  29,167 8,336
Vertiv Holdings, Class A  3,802 432
57,403
Ground Transportation  0.8%
Central Japan Railway (JPY)  140,900 2,644
CSX  145,491 4,695
Norfolk Southern  41,781 9,806
Old Dominion Freight Line  47,340 8,351
Saia (6) 1,964 895
Uber Technologies (6) 27,310 1,647
Union Pacific  30,884 7,043
35,081
Industrial Conglomerates  0.7%
DCC (GBP)  55,962 3,586
Honeywell International  9,478 2,141
Roper Technologies  8,982 4,669
Siemens (EUR)  116,956 22,806
33,202
Machinery  1.1%
Caterpillar  2,413 875
Cummins  19,762 6,889
Deere  27,405 11,611
Dover  5,400 1,013
Esab  4,189 502

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortive  16,500 1,238
IDEX  3,564 746
Ingersoll Rand  7,932 718
KION Group (EUR)  66,820 2,206
Parker-Hannifin  7,400 4,707
Sandvik (SEK)  250,744 4,496
SMC (JPY)  5,000 1,942
Stanley Black & Decker  20,773 1,668
THK (JPY)  101,700 2,346
Westinghouse Air Brake Technologies  56,005 10,618
Xylem  1,000 116
51,691
Passenger Airlines  0.0%
Delta Air Lines  4,645 281
United Airlines Holdings (6) 5,910 574
855
Professional Services  0.3%
Booz Allen Hamilton Holding  1,900 245
Equifax  2,810 716
Paylocity Holding (6) 2,700 539
Recruit Holdings (JPY)  110,800 7,701
TechnoPro Holdings (JPY)  168,900 3,158
Teleperformance (EUR)  19,787 1,697
Verisk Analytics  2,705 745
14,801
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  26,552 1,643
Bunzl (GBP)  119,326 4,913
Fastenal  9,893 711
Ferguson Enterprises  23,342 4,051
Mitsubishi (JPY)  199,400 3,263
SiteOne Landscape Supply (6) 3,901 514
Sumitomo (JPY)  273,100 5,910
WW Grainger  400 422
21,427
Total Industrials & Business Services 299,004
INFORMATION TECHNOLOGY  14.2%
Communications Equipment  0.2%
Arista Networks (6) 8,896 983
Cisco Systems  38,682 2,290

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LM Ericsson, Class B (SEK)  711,130 5,759
9,032
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  62,027 4,308
Hamamatsu Photonics (JPY)  159,000 1,768
Keysight Technologies (6) 85,106 13,671
Largan Precision (TWD)  19,000 1,547
Murata Manufacturing (JPY)  152,100 2,413
Omron (JPY)  58,500 1,970
TE Connectivity  63,386 9,062
Teledyne Technologies (6) 2,696 1,251
Zebra Technologies, Class A (6) 2,836 1,095
37,085
IT Services  0.3%
Accenture, Class A  11,964 4,209
Gartner (6) 600 291
International Business Machines  6,564 1,443
MongoDB (6) 2,443 569
Nomura Research Institute (JPY)  132,100 3,878
Shopify, Class A (6) 47,315 5,031
Snowflake, Class A (6) 686 106
15,527
Semiconductors & Semiconductor Equipment  6.0%
Advanced Micro Devices (6) 42,137 5,090
Analog Devices  29,667 6,303
ASML Holding (EUR)  20,439 14,316
ASML Holding  7,303 5,061
BE Semiconductor Industries (EUR)  19,105 2,619
Broadcom  211,655 49,070
First Solar (6) 2,200 388
KLA  3,433 2,163
Lam Research  2,579 186
Marvell Technology  22,814 2,520
Micron Technology  41,300 3,476
Monolithic Power Systems  4,245 2,512
NVIDIA  956,630 128,466
NXP Semiconductors  29,962 6,228
QUALCOMM  22,230 3,415
Renesas Electronics (JPY)  208,400 2,637
Taiwan Semiconductor Manufacturing (TWD)  681,969 22,164
Taiwan Semiconductor Manufacturing, ADR  15,218 3,005
Texas Instruments  55,068 10,326

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tokyo Electron (JPY)  27,900 4,194
274,139
Software  4.2%
Adobe (6) 5,897 2,622
Atlassian, Class A (6) 1,555 378
Autodesk (6) 4,144 1,225
BILL Holdings (6) 12,595 1,067
Cadence Design Systems (6) 7,337 2,204
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (2)(6)
(7) 392 519
Confluent, Class A (6) 19,455 544
Crowdstrike Holdings, Class A (6) 7,514 2,571
Datadog, Class A (6) 7,686 1,098
Descartes Systems Group (6) 1,587 180
Dynatrace (6) 9,366 509
Fair Isaac (6) 461 918
Fortinet (6) 29,623 2,799
Gen Digital  43,262 1,185
Gusto, Acquisition Date: 10/4/21, Cost $216 (2)(6)(7) 7,517 140
HubSpot (6) 614 428
Intuit  10,506 6,603
Microsoft  287,214 121,061
Oracle  21,972 3,661
Palo Alto Networks (6) 3,920 713
Salesforce  18,798 6,285
SAP (EUR)  58,146 14,302
ServiceNow (6) 16,420 17,407
Synopsys (6) 13,080 6,349
Zscaler (6) 1,800 325
195,093
Technology Hardware, Storage & Peripherals  2.7%
Apple  471,641 118,108
Pure Storage, Class A (6) 6,600 406
Samsung Electronics (KRW)  145,185 5,181
Western Digital (6) 12,465 743
124,438
Total Information Technology 655,314
MATERIALS  2.2%
Chemicals  1.2%
Air Liquide (EUR)  43,243 7,030
Akzo Nobel (EUR)  58,233 3,495
Asahi Kasei (JPY)  317,800 2,190

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BASF (EUR)  75,673 3,318
CF Industries Holdings  9,023 770
Covestro (EUR) (6) 62,745 3,770
Johnson Matthey (GBP)  142,464 2,390
Linde  30,934 12,951
Mosaic  125,966 3,096
PPG Industries  25,522 3,049
RPM International  1,312 161
Sherwin-Williams  34,634 11,773
Umicore (EUR) (5) 115,352 1,191
55,184
Construction Materials  0.1%
Martin Marietta Materials  5,801 2,996
Vulcan Materials  3,238 833
3,829
Containers & Packaging  0.2%
Ball  11,942 659
International Paper  167,546 9,017
Packaging Corp. of America  3,562 802
10,478
Metals & Mining  0.6%
Antofagasta (GBP)  246,877 4,891
BHP Group (AUD)  115,963 2,829
BHP Group (GBP) (5) 175,793 4,285
Franco-Nevada  38,986 4,584
Freeport-McMoRan  83,548 3,182
South32 (AUD)  824,353 1,729
Southern Copper  16,855 1,536
Steel Dynamics  6,833 780
Wheaton Precious Metals  28,119 1,581
25,397
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  252,930 2,546
West Fraser Timber (5) 8,299 718
3,264
Total Materials 98,152
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.0%
Welltower, REIT  10,117 1,275
1,275

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  14,515 1,534
Rexford Industrial Realty, REIT  25,370 981
Segro (GBP)  168,060 1,474
3,989
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  253,703 915
915
Real Estate Management & Development  0.2%
CBRE Group, Class A (6) 4,434 582
CoStar Group (6) 3,959 284
Mitsui Fudosan (JPY)  773,000 6,182
7,048
Residential Real Estate Investment Trusts  0.1%
American Homes 4 Rent, Class A, REIT  8,019 300
AvalonBay Communities, REIT  2,008 442
Camden Property Trust, REIT  1,158 134
Equity LifeStyle Properties, REIT  23,853 1,589
Essex Property Trust, REIT  2,193 626
Sun Communities, REIT  5,260 647
3,738
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  17,421 408
Regency Centers, REIT  4,961 367
Scentre Group (AUD)  2,236,111 4,733
Simon Property Group, REIT  2,738 472
5,980
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  8,051 1,477
CubeSmart, REIT  6,407 274
Equinix, REIT  5,265 4,964
Public Storage, REIT  24,879 7,450
14,165
Total Real Estate 37,110
UTILITIES  1.6%
Electric Utilities  0.9%
Constellation Energy  29,372 6,571
Duke Energy  1,012 109
Entergy  10,698 811
Evergy  6,900 425

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exelon  239,315 9,008
FirstEnergy  7,819 311
NextEra Energy  73,274 5,253
PG&E  110,370 2,227
Redeia (EUR)  144,289 2,464
Southern  11,198 922
Xcel Energy  170,962 11,543
39,644
Gas Utilities  0.1%
Atmos Energy  38,287 5,332
5,332
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  198,200 3,235
Vistra  4,287 591
3,826
Multi-Utilities  0.5%
Ameren  101,216 9,022
CMS Energy  7,900 526
Engie (EUR)  457,627 7,258
National Grid (GBP)  628,238 7,464
Sempra  900 79
24,349
Total Utilities 73,151
Total Common Stocks (Cost $1,341,946) 2,818,151
CONVERTIBLE PREFERRED STOCKS  0.0%
INFORMATION TECHNOLOGY  0.0%
Software  0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (2)(6)(7) 25 33
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (2)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (2)
(6)(7) 3,879 359
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (2)
(6)(7) 8,505 787
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (2)
(6)(7) 1,526 141

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (2)(6)(7) 10,431 194
Total Information Technology 1,516
Total Convertible Preferred Stocks (Cost $1,329) 1,516
CORPORATE BONDS  8.3%
AbbVie, 2.95%, 11/21/26  920,000 893
AbbVie, 3.20%, 5/14/26 (5) 420,000 413
AbbVie, 4.50%, 5/14/35  1,900,000 1,769
AbbVie, 4.70%, 5/14/45  915,000 802
AbbVie, 4.80%, 3/15/29  1,260,000 1,258
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 937
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 894
AerCap Ireland Capital, 5.75%, 6/6/28 (5) 1,840,000 1,875
AerCap Ireland Capital, 6.15%, 9/30/30  225,000 235
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 368
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,480
AIB Group, VR, 6.608%, 9/13/29 (1)(5)(8) 650,000 679
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,144
Alexandria Real Estate Equities, 3.95%, 1/15/27 (5) 655,000 644
Allstate, 5.55%, 5/9/35  1,000,000 1,010
Ally Financial, 2.20%, 11/2/28  700,000 625
Altria Group, 2.35%, 5/6/25  415,000 411
Amazon.com, 3.875%, 8/22/37  1,645,000 1,451
Ameren, 5.70%, 12/1/26  1,820,000 1,851
America Movil, 2.875%, 5/7/30 (5) 2,525,000 2,257
America Movil, 6.375%, 3/1/35  300,000 317
American Express, VR, 6.489%, 10/30/31 (8) 2,785,000 2,973
American Honda Finance, 5.65%, 11/15/28 (5) 1,655,000 1,700
Amgen, 2.77%, 9/1/53  447,000 258
Amphenol, 5.05%, 4/5/29  895,000 896
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 2,094
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 615
Appalachian Power, 4.45%, 6/1/45  2,450,000 1,992
Arthur J Gallagher, 4.85%, 12/15/29  360,000 358
AT&T, 2.25%, 2/1/32  1,400,000 1,155
AT&T, 3.50%, 6/1/41 (5) 680,000 521
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,931
Atlassian, 5.25%, 5/15/29  575,000 579
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,251
AutoZone, 3.125%, 4/21/26 (5) 650,000 637
AutoZone, 5.05%, 7/15/26  2,690,000 2,704
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 3,175,000 3,213

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Banco Santander, 3.49%, 5/28/30  200,000 182
Banco Santander, 5.439%, 7/15/31  3,600,000 3,593
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,321
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,110,000 1,110
Bank of America, 6.11%, 1/29/37  900,000 930
Bank of America, 6.75%, 6/1/28  700,000 740
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,869
Bank of America, VR, 2.676%, 6/19/41 (5)(8) 3,450,000 2,380
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 2,002
Bank of Montreal, 2.65%, 3/8/27 (5) 2,035,000 1,952
Bank of New York Mellon, VR, 6.474%, 10/25/34 (8) 1,885,000 2,024
Banner Health, 1.897%, 1/1/31  670,000 552
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,869
Barclays, VR, 5.674%, 3/12/28 (8) 750,000 758
BAT Capital, 4.39%, 8/15/37  1,385,000 1,197
BAT Capital, 5.834%, 2/20/31  810,000 827
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,586
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,476
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,231
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,908
Berkshire Hathaway Energy, 5.15%, 11/15/43 (5) 1,350,000 1,290
BlackRock Funding, 4.70%, 3/14/29 (5) 785,000 786
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,296
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,638
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 381
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,511
Boston Properties, 3.65%, 2/1/26  1,165,000 1,147
BPCE, 4.50%, 3/15/25 (1) 1,000,000 998
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1)(5) 1,110,000 1,059
Bristol-Myers Squibb, 5.10%, 2/22/31  490,000 493
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 553
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,207
Broadcom, 5.05%, 7/12/29 (5) 3,600,000 3,607
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,208
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 695
Cadence Design Systems, 4.30%, 9/10/29  965,000 945
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 500
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 380
Canadian National Railway, 5.85%, 11/1/33  1,155,000 1,208
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,511
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 880
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,200

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,181
Capital One Financial, VR, 6.051%, 2/1/35 (8) 365,000 371
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,520
Cardinal Health, 3.75%, 9/15/25 (5) 1,005,000 998
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(9) 245,959 263
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(9) 433,180 475
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(9) 516,762 618
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,354
CBRE Services, 5.50%, 4/1/29  555,000 564
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1)(5) 505,000 469
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 891
Charter Communications Operating, 4.908%, 7/23/25  569,000 568
Citigroup, VR, 2.976%, 11/5/30 (5)(8) 2,750,000 2,471
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,941
CMS Energy, 4.70%, 3/31/43  840,000 716
CMS Energy, 4.875%, 3/1/44  1,200,000 1,072
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,943
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,238
Comcast, 4.15%, 10/15/28  2,455,000 2,395
CommonSpirit Health, 2.782%, 10/1/30  755,000 665
Corebridge Financial, 4.40%, 4/5/52 (5) 4,505,000 3,612
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,608
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,514
Crown Castle, 2.25%, 1/15/31  1,440,000 1,212
Crown Castle, 2.90%, 3/15/27  735,000 705
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 482
Cummins, 4.90%, 2/20/29  320,000 322
CVS Health, 1.875%, 2/28/31 (5) 1,745,000 1,414
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1)(5) 2,155,000 2,097
Danske Bank, VR, 5.705%, 3/1/30 (1)(8) 395,000 401
Discover Bank, 2.70%, 2/6/30  2,000,000 1,764
Discover Financial Services, 3.75%, 3/4/25  590,000 589
DTE Energy, 5.10%, 3/1/29  2,570,000 2,572
Duke Energy, 2.65%, 9/1/26 (5) 640,000 619
Duke Energy, 3.75%, 9/1/46  500,000 369
Duke Energy, 4.85%, 1/5/27  2,660,000 2,667
Elevance Health, 4.65%, 1/15/43  915,000 786
Enbridge, 4.25%, 12/1/26  590,000 585
Enbridge, 5.625%, 4/5/34 (5) 770,000 772
Enbridge, 6.20%, 11/15/30  345,000 362
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 235
Energy Transfer, 3.75%, 5/15/30  765,000 712
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,230

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eni, 5.50%, 5/15/34 (1) 735,000 728
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,827
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1)(5) 780,000 767
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 430
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,218
Exelon, 5.15%, 3/15/29  590,000 594
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,030
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (8) 595,000 584
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 460,000 478
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 270,000 260
Fiserv, 3.20%, 7/1/26  1,100,000 1,076
Fiserv, 5.45%, 3/15/34  2,035,000 2,040
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,263
Ford Motor Credit, 7.122%, 11/7/33  640,000 668
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 709
GATX, 6.05%, 3/15/34  1,675,000 1,739
General Motors, 4.00%, 4/1/25  1,120,000 1,117
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,941
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 834
Georgia Power, 5.004%, 2/23/27  685,000 690
Goldman Sachs Group, 6.75%, 10/1/37  700,000 752
Goldman Sachs Group, VR, 2.615%, 4/22/32 (5)(8) 1,300,000 1,107
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,187
Goldman Sachs Group, VR, 4.692%, 10/23/30 (8) 2,115,000 2,070
HCA, 4.125%, 6/15/29  1,895,000 1,803
HCA, 4.375%, 3/15/42  775,000 625
Health Care Service A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,010
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,022
Healthpeak OP, 2.125%, 12/1/28  655,000 587
Healthpeak OP, 2.875%, 1/15/31  360,000 315
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,730
HSBC Bank USA, 5.875%, 11/1/34  950,000 959
HSBC Holdings, VR, 5.719%, 3/4/35 (5)(8) 1,145,000 1,151
HSBC Holdings, VR, 7.399%, 11/13/34 (8) 1,445,000 1,566
Humana, 2.15%, 2/3/32 (5) 1,145,000 912
Humana, 3.70%, 3/23/29  1,120,000 1,054
Humana, 5.95%, 3/15/34 (5) 830,000 831
Hyundai Capital America, 2.00%, 6/15/28 (1)(5) 2,435,000 2,188
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 241
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 438
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,067
Icon Investments Six, 5.849%, 5/8/29  290,000 295

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 975
Ingersoll Rand, 5.176%, 6/15/29 (5) 3,515,000 3,547
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,515
IQVIA, 6.25%, 2/1/29  730,000 752
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,426
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,076
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,946
John Deere Capital, 4.40%, 9/8/31 (5) 2,230,000 2,160
John Deere Capital, 4.50%, 1/8/27 (5) 1,330,000 1,330
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,407
JPMorgan Chase, VR, 5.299%, 7/24/29 (8) 3,125,000 3,151
Kilroy Realty, 4.375%, 10/1/25  480,000 477
Kroger, 5.00%, 9/15/34  630,000 609
L3Harris Technologies, 3.832%, 4/27/25  570,000 568
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,474
Lloyds Banking Group, VR, 5.462%, 1/5/28 (8) 1,015,000 1,024
MassMutual Global Funding II, 5.10%, 4/9/27 (1)(5) 2,340,000 2,363
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,212
McDonald's, 1.45%, 9/1/25  940,000 920
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 646
Microchip Technology, 5.05%, 3/15/29 (5) 805,000 804
Micron Technology, 4.185%, 2/15/27  880,000 867
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,563
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,398
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,189
Mohawk Industries, 5.85%, 9/18/28  1,385,000 1,414
Mondelez International, 4.75%, 2/20/29 (5) 2,970,000 2,955
Moody's, 2.00%, 8/19/31 (5) 2,195,000 1,817
Morgan Stanley, 4.30%, 1/27/45  1,150,000 945
Morgan Stanley, 6.25%, 8/9/26 (5) 755,000 772
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 1,445,000 1,065
Morgan Stanley, VR, 5.656%, 4/18/30 (5)(8) 3,540,000 3,592
Motorola Solutions, 5.00%, 4/15/29  800,000 799
National Bank of Canada, 5.60%, 12/18/28  2,560,000 2,599
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,063
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,579
NextEra Energy Capital Holdings, 5.749%, 9/1/25  680,000 684
NiSource, 3.49%, 5/15/27  1,730,000 1,683
NiSource, 3.95%, 3/30/48  1,775,000 1,352
Nucor, 2.70%, 6/1/30  455,000 406
Nucor, 3.95%, 5/1/28  1,996,000 1,939
Nutrien, 4.00%, 12/15/26  830,000 812
Occidental Petroleum, 5.375%, 1/1/32 (5) 1,285,000 1,257

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omnicom Group, 3.60%, 4/15/26  830,000 816
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,771
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,098
O'Reilly Automotive, 5.75%, 11/20/26  390,000 397
Owens Corning, 5.70%, 6/15/34  995,000 1,011
PACCAR Financial, 5.00%, 5/13/27 (5) 2,885,000 2,916
Pacific Gas & Electric, 2.10%, 8/1/27 (5) 1,340,000 1,249
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,510,000 1,414
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 728
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,148
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,447
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,089
Realty Income, 3.10%, 12/15/29  2,130,000 1,952
Realty Income, 3.95%, 8/15/27  1,490,000 1,462
RELX Capital, 3.00%, 5/22/30  945,000 855
Republic Services, 3.375%, 11/15/27 (5) 1,045,000 1,010
Republic Services, 5.00%, 12/15/33  2,235,000 2,190
RGA Global Funding, 5.448%, 5/24/29 (1)(5) 1,630,000 1,651
Rogers Communications, 3.625%, 12/15/25  610,000 603
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,477
Roper Technologies, 2.95%, 9/15/29  380,000 347
Roper Technologies, 3.80%, 12/15/26 (5) 1,085,000 1,068
Ross Stores, 1.875%, 4/15/31  450,000 371
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,303
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 542
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,294
Santander Holdings USA, VR, 6.342%, 5/31/35 (8) 725,000 732
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,519
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,134
Sempra, 3.30%, 4/1/25  835,000 831
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,542
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,372
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,824
Solventum, 5.40%, 3/1/29 (1) 1,660,000 1,666
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 420,000 412
Southern, 5.70%, 3/15/34  1,540,000 1,581
Southern California Edison, 5.15%, 6/1/29  2,775,000 2,797
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,482
Spectra Energy Partners, 3.375%, 10/15/26  480,000 469
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 952
Standard Chartered, VR, 5.688%, 5/14/28 (1)(8) 640,000 647
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,911
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,035

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources, 5.50%, 2/15/35  745,000 735
Targa Resources Partners, 5.00%, 1/15/28  1,168,000 1,155
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,608
Texas Instruments, 1.375%, 3/12/25  650,000 646
Thomson Reuters, 3.35%, 5/15/26  405,000 397
Time Warner Cable, 6.55%, 5/1/37  450,000 433
Time Warner Cable, 6.75%, 6/15/39  530,000 521
TJX, 1.60%, 5/15/31 (5) 375,000 307
Toronto-Dominion Bank, 4.994%, 4/5/29 (5) 2,795,000 2,792
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,891
Toyota Motor Credit, 4.80%, 1/5/26 (5) 2,935,000 2,943
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,375
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,220
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 381
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 332
Travelers, 6.25%, 6/15/37  750,000 804
Trinity Health, 4.125%, 12/1/45  725,000 594
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,319
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  861,096 817
UnitedHealth Group, 3.75%, 7/15/25  645,000 642
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,098
Verizon Communications, 2.10%, 3/22/28  460,000 422
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,684
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,521
VMware, 1.40%, 8/15/26  3,125,000 2,960
Vodafone Group, 4.25%, 9/17/50  775,000 602
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,760
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,387
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,084
Vulcan Materials, 4.50%, 6/15/47  590,000 492
Walt Disney, 3.70%, 10/15/25  525,000 521
Waste Connections, 3.20%, 6/1/32  2,315,000 2,024
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,672
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 2,887
Wells Fargo, VR, 6.303%, 10/23/29 (8) 905,000 941
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,862
Williams, 5.10%, 9/15/45  1,735,000 1,567
Williams, 5.15%, 3/15/34  245,000 239
Willis North America, 4.50%, 9/15/28 (5) 1,370,000 1,346
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 722
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,133
Workday, 3.70%, 4/1/29  750,000 714

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WP Carey, 3.85%, 7/15/29 (5) 1,470,000 1,396
Total Corporate Bonds (Cost $408,543) 382,628
EQUITY MUTUAL FUNDS  4.2%
T. Rowe Price Real Assets Fund - I Class (4) 13,885,627 192,455
Total Equity Mutual Funds (Cost $173,302) 192,455
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 480
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,353
Province of Alberta Canada, 4.50%, 1/24/34 (5) 2,760,000 2,673
Province of British Columbia, 4.20%, 7/6/33  2,648,000 2,520
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,486
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,585
Republic of Peru, 5.375%, 2/8/35  660,000 636
Republic of Poland, 3.25%, 4/6/26  1,030,000 1,013
United Mexican States, 2.659%, 5/24/31  3,439,000 2,799
United Mexican States, 3.50%, 2/12/34  2,315,000 1,847
Total Foreign Government Obligations & Municipalities
(Cost $20,600) 18,392
MUNICIPAL SECURITIES  0.7%
California  0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,224
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,592
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (10) 695,000 697
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,123
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 320
6,956
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,608
2,608
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 794
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30  975,000 872
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 489

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 502
2,657
Maryland  0.0%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,713
1,713
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,132
2,132
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 475
475
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 245
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Build America, 5.508%, 8/1/37  950,000 937
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 248
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,300,000 1,301
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 565
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  1,400,000 1,337
4,633
Ohio  0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  845,000 836
836
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  405,000 402
402
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,011
2,011
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,344
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 948
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,008

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,503
4,803
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,238
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 707
2,945
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,001
2,001
Total Municipal Securities (Cost $38,832) 34,172
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.3%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 224,523 202
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 786,109 654
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (1) 775,298 659
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (1) 1,742,929 1,713
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  705,000 726
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  1,155,000 1,187
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 796,958 710
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
8.10%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,682 (2)(7) 1,681,586 1,682
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.671%, 11/15/34 (1) 605,000 9
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 294
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A,
ARM, 1M TSFR + 1.342%, 5.739%, 2/15/39 (1) 3,098,681 3,092
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  455,000 478
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  3,135,000 3,211
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759%,
7/15/57  3,295,000 3,408
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 788,999 664

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  3,700,000 3,679
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 5.569%, 5/25/44 (1) 631,961 632
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 349,220 351
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 119,763 115
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 545,231 508
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 488,951 399
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 5.891%, 7/15/38 (1) 1,078,969 1,080
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 2,191,177 1,747
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 73,772 65
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 944
GS Mortgage Securities Trust, Series 2018-GS9, Class A4,
ARM, 3.992%, 3/10/51  1,250,000 1,206
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 259,518 217
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  1,986,290 1,968
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%,
6.132%, 10/15/33 (1) 2,510,000 2,485
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 680
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 469,306 414
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 543,689 479
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 5.612%, 4/15/38 (1) 2,876,000 2,871
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,330
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class AS, 4.068%, 12/15/47  2,775,000 2,707
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,878
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 446,221 355

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,625,703 1,345
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 125,777 111
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.553%, 10/25/59 (1) 41,822 42
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.18%, 12/25/49 (1) 1,221,000 1,024
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,741,396 1,540
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.789%, 5/15/39 (1) 1,060,000 1,060
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 145,186 133
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 4,927 5
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 336,829 333
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 221,798 210
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.419%,
11/25/41 (1) 781,475 780
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.819%, 5/25/44 (1) 918,869 922
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 72,600 71
Towd Point Mortgage Trust, Series 2024-1, Class A1, CMO,
ARM, 4.707%, 3/25/64 (1) 2,160,370 2,157
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO,
ARM, 5.153%, 7/25/65 (1) 91,522 89
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.988%, 6/15/39 (1) 170,000 170
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (1) 299,278 295
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 359,646 316
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 928,683 931
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,398,306 1,407
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $61,217) 57,740

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR) (5) 49,990 3,029
Total Consumer Discretionary 3,029
Total Preferred Stocks (Cost $4,241) 3,029
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  8.1%
U.S. Government Agency Obligations  6.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  491,109 469
3.00%, 1/1/29 - 8/1/43  2,729,950 2,422
3.50%, 3/1/42 - 3/1/46  4,479,861 4,072
4.00%, 9/1/40 - 6/1/42  1,373,175 1,296
4.50%, 6/1/39 - 5/1/42  803,254 780
5.00%, 12/1/35 - 8/1/40  357,344 354
5.50%, 1/1/38 - 12/1/39  116,722 118
6.00%, 2/1/28 - 8/1/38  11,902 12
6.50%, 8/1/32  5,035 5
7.00%, 6/1/32  10,342 10
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.079%, 10/1/36  2,885 3
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  11,341 12
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  11,856 12
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  12,042 12
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  30,241 31
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  19,376 20
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  712,058 615
2.00%, 8/1/36 - 5/1/52  20,588,908 16,365
2.50%, 3/1/42 - 5/1/52  28,829,231 23,716
3.00%, 11/1/34 - 1/1/52  3,034,416 2,624
3.50%, 6/1/33  204,239 198
4.00%, 12/1/49 - 2/1/50  1,551,986 1,436
4.50%, 9/1/37 - 11/1/52  2,843,982 2,681
5.00%, 10/1/51 - 7/1/54  3,661,630 3,543
5.50%, 8/1/53 - 10/1/54  7,006,501 6,946
6.00%, 8/1/54  3,638,036 3,656
6.50%, 10/1/53 - 9/1/54  3,788,547 3,886
7.00%, 6/1/54  394,564 411

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage Multifamily Structured PTC
2.206%, 6/25/25  78,276 78
2.952%, 2/25/27  465,778 458
4.40%, 10/25/30  6,100,000 5,981
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 8,966
3.71%, 9/25/32  4,580,000 4,228
4.43%, 2/25/33  3,645,000 3,531
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,884,094 1,708
4.00%, 11/1/40  530,284 504
4.50%, 7/1/40  378,674 364
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.539%, 6.835%, 7/1/35  7,302 7
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  2,622 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,819,348 5,707
2.00%, 5/1/36 - 5/1/52  68,082,122 54,582
2.50%, 10/1/31 - 5/1/52  31,568,743 26,395
3.00%, 1/1/27 - 3/1/52  25,421,747 22,440
3.50%, 11/1/26 - 1/1/52  15,472,565 14,027
4.00%, 11/1/40 - 9/1/52  11,717,058 10,892
4.50%, 4/1/37 - 7/1/53  9,875,963 9,402
5.00%, 2/1/34 - 7/1/53  5,022,930 4,889
5.50%, 2/1/35 - 7/1/54  10,115,556 10,041
6.00%, 3/1/28 - 8/1/54  14,331,108 14,502
6.50%, 1/1/28 - 1/1/55  8,113,596 8,313
7.00%, 9/1/25 - 3/1/54  408,881 426
7.50%, 9/1/26  38 —
8.00%, 7/1/26  44 —
UMBS, TBA, 5.00%, 1/1/55 (11) 9,430,000 9,101
292,250
U.S. Government Obligations  1.7%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  742,619 642
2.00%, 1/20/51 - 3/20/52  17,278,907 13,836
2.50%, 8/20/50 - 1/20/52  17,731,093 14,820
3.00%, 9/15/42 - 6/20/52  13,471,954 11,738
3.50%, 9/15/41 - 1/20/49  8,467,401 7,688
4.00%, 2/15/41 - 10/20/52  8,267,935 7,683
4.50%, 6/15/39 - 4/20/53  5,747,671 5,488
5.00%, 12/20/34 - 8/20/52  4,977,688 4,904
5.50%, 2/20/34 - 9/20/54  2,436,227 2,440

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 8/20/34 - 11/20/52  1,684,839 1,708
6.50%, 3/15/26  89 —
7.50%, 9/15/25 - 9/15/26  624 —
8.00%, 8/15/25 - 11/15/25  975 1
8.50%, 6/20/26  367 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  127,583 115
3.50%, 10/20/50  1,010,000 812
Government National Mortgage Assn., TBA (11)
2.50%, 1/20/55  1,305,000 1,090
5.00%, 1/20/55  650,000 631
5.50%, 1/20/55  6,260,000 6,208
6.00%, 1/20/55  845,000 851
80,655
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $403,417) 372,905
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  7.9%
U.S. Treasury Obligations  7.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,032
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,178
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,116
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,759
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 16,490
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,884
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,563
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,307
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,033
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,311
U.S. Treasury Bonds, 2.875%, 8/15/45 (12) 4,185,000 3,086
U.S. Treasury Bonds, 3.00%, 11/15/44  3,200,000 2,429
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,040
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,410
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 852
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,467
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,853
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,124
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,073
U.S. Treasury Bonds, 3.625%, 5/15/53  15,630,000 12,721
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,324
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,474
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,676

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.25%, 8/15/54  5,635,000 5,154
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 9,080
U.S. Treasury Notes, 0.625%, 5/15/30 (12) 16,700,000 13,707
U.S. Treasury Notes, 0.75%, 3/31/26  3,200,000 3,065
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,065
U.S. Treasury Notes, 0.875%, 6/30/26  16,410,000 15,615
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 4,722
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,235
U.S. Treasury Notes, 1.875%, 2/28/27  24,230,000 23,053
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,038
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 26,176
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,517
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,633
U.S. Treasury Notes, 3.625%, 5/31/28  29,365,000 28,723
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 11,717
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,434
U.S. Treasury Notes, 4.00%, 2/29/28  4,225,000 4,188
U.S. Treasury Notes, 4.00%, 6/30/28  8,590,000 8,503
U.S. Treasury Notes, 4.00%, 2/15/34 (5) 14,380,000 13,776
U.S. Treasury Notes, 4.125%, 9/30/27  8,000,000 7,970
U.S. Treasury Notes, 4.125%, 10/31/27  19,030,000 18,959
U.S. Treasury Notes, 4.125%, 11/30/29  6,605,000 6,533
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,030
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,810
U.S. Treasury Notes, 4.50%, 5/31/29  2,200,000 2,211
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,424
361,540
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $413,350) 361,540
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Treasury Reserve Fund, 4.52% (4)(13) 60,755,770 60,756
Total Short-Term Investments (Cost $60,756) 60,756

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.53% (4)(13) 14,818,833 14,819
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 14,819
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.53% (4)(13) 32,864,177 32,864
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 32,864
Total Securities Lending Collateral (Cost $47,683) 47,683
Total Investments in Securities
101.3% of Net Assets
(Cost $3,300,856) $ 4,659,475
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $164,769 and represents 3.6% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $5,542 and represents 0.1% of net assets.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) See Note 4. All or a portion of this security is on loan at December 31, 2024.
(6) Non-income producing

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Assured Guaranty Municipal Corporation
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $17,881 and represents 0.4% of net assets.
(12) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 27,500 627 592 35
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 25,000 566 573 (7)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 28
Total Centrally Cleared Swaps 28
Net payments (receipts) of variation margin to date (17)
Variation margin receivable (payable) on centrally cleared swaps $ 11

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 456 U.S. Treasury Notes five year contracts 3/25 48,475 $ (207)
Long, 30 U.S. Treasury Notes ten year contracts 3/25 3,263 (33)
Long, 279 U.S. Treasury Notes two year contracts 3/25 57,365 (5)
Short, 21 Ultra U.S. Treasury Notes ten year
contracts 3/25 (2,338) 33
Net payments (receipts) of variation margin to date 164
Variation margin receivable (payable) on open futures contracts $ (48)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 3.22%  $ — $ (477) $ 887
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.73%  (312) 158 14,136
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.91%  438 12 83
T. Rowe Price Real Assets Fund - I Class  (21) (2,198) 3,657
T. Rowe Price Government Reserve Fund,
4.53% — — —++
T. Rowe Price Treasury Reserve Fund, 4.52% — — 3,840
Totals $ 105# $ (2,505) $ 22,603+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
3.22%  $ 15 $ 22,888 $ — $ 22,426
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.73%  203,169 17,038 3,462 216,903
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.91%  111 10,573 10,222 474
T. Rowe Price Real Assets
Fund - I Class  179,767 15,907 1,021 192,455
T. Rowe Price Government
Reserve Fund, 4.53% 47,322  ¤  ¤ 47,683
T. Rowe Price Treasury
Reserve Fund, 4.52% 62,473  ¤  ¤ 60,756
Total $ 540,697^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $22,603 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $537,969.

T. ROWE PRICE Balanced Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,300,856) $ 4,659,475
Interest and dividends receivable 11,386
Receivable for shares sold 2,652
Receivable for investment securities sold 968
Foreign currency (cost $488) 483
Variation margin receivable on centrally cleared swaps 11
Other assets 4,984
Total assets 4,679,959
Liabilities
Obligation to return securities lending collateral 47,683
Payable for investment securities purchased 25,849
Payable for shares redeemed 4,476
Investment management fees payable 1,536
Due to affiliates 273
Variation margin payable on futures contracts 48
Payable to directors 4
Other liabilities 291
Total liabilities 80,160
NET ASSETS $ 4,599,799

T. ROWE PRICE Balanced Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,366,893
Paid-in capital applicable to 175,090,079 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,232,906
NET ASSETS $ 4,599,799
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,483,959; Shares outstanding: 94,516,035) $ 26.28
I Class
(Net assets: $2,115,840; Shares outstanding: 80,574,044) $ 26.26

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,277) $ 69,888
.
  Interest 50,601
Securities lending 160
Other 7
Total income 120,656
Expenses
Investment management 20,054
Shareholder servicing
Investor Class $ 3,907
I Class 380 4,287
Prospectus and shareholder reports
Investor Class 62
I Class 14 76
Custody and accounting 442
Legal and audit 93
Registration 89
Directors 15
Miscellaneous 47
Waived / paid by Price Associates (2,334)
Total expenses 22,769
Net investment income 97,887

T. ROWE PRICE Balanced Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 287,329
Futures (129)
Swaps 358
Foreign currency transactions (18)
Net realized gain 287,540
Change in net unrealized gain / loss
Securities 131,543
Futures (2,011)
Swaps 28
Other assets and liabilities denominated in foreign currencies (392)
Change in net unrealized gain / loss 129,168
Net realized and unrealized gain / loss 416,708
INCREASE IN NET ASSETS FROM OPERATIONS $ 514,595

T. ROWE PRICE Balanced Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 97,887 $ 91,856
Net realized gain 287,540 138,160
Change in net unrealized gain / loss 129,168 459,323
Increase in net assets from operations 514,595 689,339
Distributions to shareholders
Net earnings
Investor Class (175,314) (94,011)
I Class (148,720) (72,647)
Decrease in net assets from distributions (324,034) (166,658)
Capital share transactions
*
Shares sold
Investor Class 311,663 250,084
I Class 334,485 180,759
Distributions reinvested
Investor Class 168,852 90,614
I Class 143,275 69,982
Shares redeemed
Investor Class (597,897) (469,857)
I Class (330,257) (251,684)
Increase (decrease) in net assets from capital
share transactions 30,121 (130,102)
Net Assets
Increase during period 220,682 392,579
Beginning of period 4,379,117 3,986,538
End of period $ 4,599,799 $ 4,379,117
*Share information (000s)
Shares sold
Investor Class 11,622 10,489
I Class 12,393 7,582
Distributions reinvested
Investor Class 6,381 3,702
I Class 5,418 2,862
Shares redeemed
Investor Class (22,215) (19,757)
I Class (12,226) (10,600)
Increase (decrease) in shares outstanding 1,373 (5,722)

T. ROWE PRICE Balanced Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-
income securities. The fund has two classes of shares: the Balanced Fund
(Investor Class) and the Balanced Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of

T. ROWE PRICE Balanced Fund

capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments

T. ROWE PRICE Balanced Fund

under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Balanced Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Balanced Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Balanced Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,238,342 $ — $ 1,238,342
Bond Mutual Funds 239,803 — — 239,803
Common Stocks 2,046,170 771,322 659 2,818,151
Convertible Preferred Stocks — — 1,516 1,516
Equity Mutual Funds 192,455 — — 192,455
Non-U.S. Government
Mortgage-Backed Securities — 56,058 1,682 57,740
Preferred Stocks — 3,029 — 3,029
Short-Term Investments 60,756 — — 60,756
Securities Lending Collateral 47,683 — — 47,683
Total Securities 2,586,867 2,068,751 3,857 4,659,475
Swaps* — 35 — 35
Futures Contracts* 33 — — 33
Total $ 2,586,900 $ 2,068,786 $ 3,857 $ 4,659,543
Liabilities
Swaps* $ — $ 7 $ — $ 7
Futures Contracts* 245 — — 245
Total $ 245 $ 7 $ — $ 252
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Balanced Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 33
Credit derivatives Centrally Cleared Swaps 35
*
Total $ 68
*
Liabilities
Interest rate derivatives Futures $ 245
Credit derivatives Centrally Cleared Swaps 7
Total $ 252
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (129) $ — $ (129)
Credit derivatives — 358 358
Total $ (129) $ 358 $ 229

T. ROWE PRICE Balanced Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $2,339,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (2,011) $ — $ (2,011)
Credit derivatives — 28 28
Total $ (2,011) $ 28 $ (1,983)

T. ROWE PRICE Balanced Fund

invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and
4% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments

T. ROWE PRICE Balanced Fund

are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2024, the notional amount of protection sold by the fund totaled $52,500,000 (1.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
2% of net assets.

T. ROWE PRICE Balanced Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Balanced Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE Balanced Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $46,243,000; the value of cash collateral and related investments was $47,683,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,090,711,000 and $1,286,468,000, respectively, for the year ended December 31, 2024. Purchases and sales of U.S. government securities aggregated $691,153,000 and $677,982,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Balanced Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 110,666 $ 91,897
Long-term capital gain 213,368 74,761
Total distributions $ 324,034 $ 166,658
($000s)
Cost of investments $ 3,332,928
Unrealized appreciation $ 1,582,972
Unrealized depreciation (255,374)
Net unrealized appreciation (depreciation) $ 1,327,598

T. ROWE PRICE Balanced Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed long-term capital gain $ 39,295
Net unrealized appreciation (depreciation) 1,327,598
Total distributable earnings (loss) $ 1,366,893

T. ROWE PRICE Balanced Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Balanced Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $1,872,000 for T. Rowe Price Services, Inc.; and $909,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class I Class
Expense limitation/I Class Limit 0.79% 0.05%
Repayment date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Balanced Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31,
2024, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,299,000 and $1,035,000 for the Investor Class and I Class, respectively, for the year ended December 31, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% $ 15
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 1,050
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 23
T. Rowe Price Real Assets Fund - I Class 0.64% 1,246
Total Management Fee Waived $ 2,334

T. ROWE PRICE Balanced Fund

security. During the year ended December 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2024.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of

T. ROWE PRICE Balanced Fund

less than 10% are unsecured. During the year ended December 31, 2024, the fund earned $2,000 in interest income related to loans made to other funds on one day in the average amount of $11,400,000 and at an average annual rate of 6.93%. At December 31, 2024, there were no loans outstanding.
NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Balanced Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Balanced
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Balanced Fund, Inc. (the "Fund")
as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Balanced Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Balanced Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$229,937,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $43,644,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $20,765,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $55,756,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $2,235,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F68-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025